LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2026	$ 28,178
Year ending December 31, 2027	9,524
Year ending December 31, 2028	5,876
Year ending December 31, 2029	2,251
Year ending December 31, 2030	1,622
Over year ending December 31, 2030	4,293
Total future minimum lease payments to be received	51,744
Year ending December 31, 2026	481
Year ending December 31, 2027	481
Year ending December 31, 2028	549
Year ending December 31, 2029	497
Year ending December 31, 2030	136
Over year ending December 31, 2030	545
Total future minimum lease payments to be received	2,689
Difference between undiscounted cash flow and present value	(957)
Investment in a sales-type lease	$ 1,732